CONTINGENT LIABILITIES AND COMMITMENTS - Parent - Additional Information (Details)	Dec. 31, 2024
Santander UK Group Holdings plc
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities	0.00%